Balance Sheets - USD ($)	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Current Assets
Cash and cash equivalents	$ 349,809	$ 155,735	$ 17,517
Accounts receivable	17,064	19,002	30,233
Inventory (note 4)	172,543	88,766	155,005
Related party receivable (note 9)	7,793	8,278
Prepaid expenses and deposits	7,418	6,102	1,520
Total Current Assets	554,627	$ 277,883	204,275
Capital Assets	2,017		229
Intangible Assets, Net (note 5)	10,590	$ 7,589	7,718
Total Assets	567,234	285,472	212,222
Current Liabilities
Accounts payable and accrued liabilities	317,887	287,353	159,900
Income taxes payable (note 9)	5,084	$ 5,551	6,316
Shareholder loan (note 7)	3,118
Total Current Liabilities	326,089	$ 292,904	$ 166,216
Shareholder's Equity (Deficit)
Share Capital (note 6)	557	284
Capital Surplus (note 8)	516,177	140,850	$ 133,193
Cumulative Translation Adjustment	23,305	28,842	(2,429)
Share Subscriptions Payable (note 6)	290,970	386,770	79
Accumulated Deficit	(589,864)	(564,178)	(84,837)
Total Shareholder's Equity (Deficit)	241,145	(7,432)	46,006
Total Liabilities and Shareholder's Equity (Deficit)	$ 567,234	$ 285,472	$ 212,222